Prepayments, Other Receivables and Other Assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Prepayments And Other Assets Text Block Abstract
Schedule of prepayments, other receivables and other assets
	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Non-current
Prepayments	213	147
Deposits	94,858	111,799
Other receivables	146	135
Total	95,217	112,081
Current
Prepayments	29,368	28,117
Deposits	244	122
Loan receivable	—	1,994
Other receivables	4,489	9,776
Total	34,101	40,009